UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21465

CBRE Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road, Suite 600

Radnor, PA 19087

(Address of principal executive offices) (Zip code)

T. Ritson Ferguson, President and Chief Executive Officer

CBRE Clarion Global Real Estate Income Fund

201 King of Prussia Road, Suite 600

Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code:      1-877-711-4272

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

September 30, 2016

Shares		Market Value ($)
	Real Estate Securities*- 108.8%
	Common Stock - 89.6%

	Australia - 11.1%
26,379,186	Mirvac Group	$45,218,162
11,929,728	Scentre Group	42,907,371
14,688,430	Vicinity Centres	35,631,831

		123,757,364

	Canada - 2.8%
848,300	H&R Real Estate Investment Trust	14,477,739
627,400	Smart Real Estate Investment Trust	16,875,473

		31,353,212

	France - 6.1%
67,789	Altarea	13,708,822
42,076	Gecina SA	6,626,994
1,050,398	Klepierre	48,161,843

		68,497,659

	Germany - 2.1%
250,987	LEG Immobilien AG (a)	24,028,624

	Hong Kong - 2.9%
4,351,000	Link REIT	31,976,354

	Japan - 3.9%
15,935	Japan Retail Fund Investment Corp.	39,355,587
1,549	Nippon Prologis REIT, Inc.	3,915,904

		43,271,491

	Mexico - 0.9%
6,043,300	Prologis Property Mexico SA de CV	9,932,951

	Netherlands - 4.0%
734,873	Eurocommercial Properties NV	33,215,700
277,161	Vastned Retail NV	11,213,048

		44,428,748

	Singapore - 1.3%
12,754,600	CapitaLand Commercial Trust	14,873,896

	United Kingdom - 3.5%
1,569,481	Hammerson Plc	11,967,496
4,689,064	SEGRO Plc	27,641,383

		39,608,879

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2016.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (continued)

September 30, 2016

Shares		Market Value ($)
	United States - 51.0%
168,900	Boston Properties, Inc. (b)	$23,019,381
827,607	Brixmor Property Group, Inc.	22,999,199
181,800	Crown Castle International Corp.	17,127,378
59,600	Digital Realty Trust, Inc. (b)	5,788,352
717,900	Equity Residential (b)	46,182,507
821,869	General Growth Properties, Inc.	22,683,584
733,000	Healthcare Realty Trust, Inc.	24,965,980
1,046,575	Healthcare Trust of America, Inc., Class A	34,139,277
334,606	Highwoods Properties, Inc. (b)	17,439,665
251,500	Kilroy Realty Corp. (b)	17,441,525
1,155,600	Kimco Realty Corp.	33,454,620
1,375,700	Liberty Property Trust	55,509,495
144,100	Macerich Co. (The)	11,653,367
464,900	Prologis, Inc.	24,890,746
109,600	QTS Realty Trust, Inc., Class A	5,792,360
545,000	Senior Housing Properties Trust	12,376,950
109,915	Simon Property Group, Inc. (b)	22,753,504
103,413	SL Green Realty Corp. (b)	11,178,945
2,137,487	Spirit Realty Capital, Inc.	28,492,702
295,200	Sun Communities, Inc. (b)	23,167,296
658,200	UDR, Inc.	23,688,618
4,490,700	VEREIT, Inc.	46,568,559
423,900	Weingarten Realty Investors	16,523,622
307,146	Welltower, Inc. (b)	22,965,306

		570,802,938

	Total Common Stock
	(cost $935,782,413)	1,002,532,116

	Preferred Stock - 19.2%

	United States - 19.2%
525,265	American Homes 4 Rent, Series D	14,061,344
100,000	CBL & Associates Properties, Inc., Series D	2,501,000
369,474	DDR Corp., Series J	9,447,451
500,000	DuPont Fabros Technology, Inc., Series C	14,145,000
1,050,000	EPR Properties, Series F	27,489,000
741,000	General Growth Properties, Inc., Series A	19,191,900
150,000	iStar, Inc., Series F	3,661,500
765,000	iStar, Inc., Series I	18,620,100
400,000	LaSalle Hotel Properties, Series I	10,260,000
500,000	LaSalle Hotel Properties, Series J	12,797,500
500,000	Pebblebrook Hotel Trust, Series D	13,405,000
272,000	Pennsylvania Real Estate Investment Trust, Series B	7,095,120
600,000	Public Storage, Series B	15,846,000
150,000	STAG Industrial, Inc., Series C	4,038,000
225,000	Summit Hotel Properties, Inc., Series D	5,821,875
600,000	Sunstone Hotel Investors, Inc., Series E	16,248,000
379,377	Sunstone Hotel Investors, Inc., Series F	9,844,833
120,000	Taubman Centers, Inc., Series K	3,134,400
280,000	Urstadt Biddle Properties, Inc., Series F	7,322,000

	Total Preferred Stock
	(cost $190,606,629)	214,930,023

	Total Investments - 108.8%
	(cost $1,126,389,042)	1,217,462,139

	Liabilities in Excess of Other Assets - (8.8)%	(98,758,263)

	Net Assets - 100.0%	$1,118,703,876

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2016.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (concluded)

September 30, 2016

Number of Contracts		Market Value ($)
	Written Call Options - (0.0%)†

	United States - (0.0%)†
	Boston Properties, Inc.
	Expires 11/18/2016
(850)	Strike Price $145.00	$(89,250)
	Digital Realty Trust, Inc.
	Expires 11/18/2016
(300)	Strike Price $105.00	(24,000)
	Equity Residential
	Expires 11/18/2016
(3,500)	Strike Price $69.50	(148,750)
	Highwoods Properties, Inc.
	Expires 10/21/2016
(1,500)	Strike Price $55.00	(67,500)
	Kilroy Realty Corp.
	Expires 11/18/2016
(1,250)	Strike Price $75.00	(75,000)
	Simon Property Group, Inc.
	Expires 11/18/2016
(280)	Strike Price $230.00	(6,440)
	SL Green Realty Corp.
	Expires 11/18/2016
(280)	Strike Price $120.00	(10,500)
	Sun Communities, Inc.
	Expires 11/18/2016
(1,500)	Strike Price $85.00	(45,000)
	Welltower, Inc.
	Expires 11/18/2016
(1,300)	Strike Price $80.00	(46,800)

	Total Written Call Options
	(premiums received $569,588)	$(513,240)

*	Include U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. Countries.
†	Rounds to less than 0.1%.
(a)	Non-income producing security.
(b)	A portion of the security has been pledged for open written option contracts. The aggregate market value of the collateral as of September 30, 2016 is $83,815,680.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2016.

Notes to Portfolio of Investments (unaudited)

(A) Fair Value

GAAP provides guidance on fair value measurements. In accordance with the standard, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Trust uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Trust’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Trust uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2016 in valuing the Trust’s investments carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Real Estate Securities
Common Stock
Australia	$123,757,364	$–	$–	$123,757,364
Canada	31,353,212	–	–	31,353,212
France	68,497,659	–	–	68,497,659
Germany	24,028,624	–	–	24,028,624
Hong Kong	31,976,354	–	–	31,976,354
Japan	43,271,491	–	–	43,271,491
Mexico	9,932,951	–	–	9,932,951
Netherlands	44,428,748	–	–	44,428,748
Singapore	14,873,896	–	–	14,873,896
United Kingdom	39,608,879	–	–	39,608,879
United States	570,802,938	–	–	570,802,938

Total Common Stock	1,002,532,116	–	–	1,002,532,116

Preferred Stock
United States	172,967,528	41,962,495	–	214,930,023

Total Investment in Real Estate Securities	$1,175,499,644	$41,962,495	$–	$1,217,462,139

Liabilities
Other Financial Instruments
Written call options	$(513,240)	$–	$–	$(513,240)

Total Liabilities	$(513,240)	$–	$–	$(513,240)

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2016.

Notes to Portfolio of Investments (unaudited) (continued)

The primary third party pricing vendor for the Trust’s listed preferred stock investments is FT Interactive Data (“IDC”). When available, the Trust will obtain a closing exchange price to value the preferred stock investments and, in such instances, the investment will be classified as Level 1 since an unadjusted quoted price was utilized. When a closing price is not available for the listed preferred stock investments, IDC will produce an evaluated mean price (midpoint between the bid and the ask evaluation) and such investments will be classified as Level 2 since other observable inputs were used in the valuation. Factors used in the IDC evaluation include trading activity, the presence of a two-sided market, and other relevant market data.

The Trust’s policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. $7,343,000 was transferred out of Level 2 into Level 1 during the period ended September 30, 2016 due to the availability of significant observable pricing inputs. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

For the period ended September 30, 2016, there have been no significant changes to the Trust’s fair valuation methodology.

(B) Forward Foreign Currency Contracts

The Trust enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain Trust purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward foreign currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward foreign currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Trust.

The Trust’s custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Trust having a value at least equal to the aggregate amount of the Trust’s commitments under forward foreign currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Trust has in that particular currency contract. As of September 30, 2016, the Trust did not hold any forward foreign currency contracts.

(C) Options

The Trust may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the over-the-counter (“OTC”) market as a means of achieving additional return or of hedging the value of the Trust’s portfolio.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Trust forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2016.

Notes to Portfolio of Investments (unaudited) (concluded)

should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

(D) Federal Income Taxes

Information on the tax components of net assets as of September 30, 2016 is as follows:

Cost of Investments for Tax Purposes*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
$1,141,725,157	$118,925,673	$(43,188,691)	$75,736,982

*	Cost of investments on a tax basis includes the adjustment for financial reporting purposes as of the most recently completed federal income tax reporting period end.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2016.

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         CBRE Clarion Global Real Estate Income Fund

By (Signature and Title)*        /s/ T. Ritson Ferguson

                                                  T. Ritson Ferguson

                                                  President and Chief Executive Officer

Date     11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ T. Ritson Ferguson

                                                  T. Ritson Ferguson

                                                  President and Chief Executive Officer

Date     11/21/2016

By (Signature and Title)*        /s/ Jonathan A. Blome

                                                  Jonathan A. Blome

                                                  Chief Financial Officer

Date     11/21/2016

* Print the name and title of each signing officer under his or her signature.